Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases
Right-of-use asset	€ 2,906	€ 3,191
Property
Leases
Right-of-use asset	2,648	2,892
Production equipment
Leases
Right-of-use asset	19	45
Other PPE
Leases
Right-of-use asset	€ 239	€ 254